Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [text block] [Abstract]
Schedule of share capital
	2020	2019	2020	2019
	Ordinary Shares		$000
In issue at 1 January	136,654,516	136,463,818	8599	8,592
Issued for cash	43,979,245	-	1,667	-
Issued in lieu of consultancy fees	281,250	190,698	11	7
Conversion of warrants	6,365,428	-	239	-
Conversion of Loan	4,406,125	-	165	-
Exercise of options	2,925,725	-	113	-
In lieu of commission		-		-
In issue at 31 December	194,612,289	136,654,516	10,794	8,599